PARENT COMPANY DISCLOSURES - Company Balance Sheet (Details) - GBP (£) £ in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents		£ 76,379	£ 75,467	£ 57,811	£ 55,224
Financial assets at fair value through profit or loss	[1]	206,771	191,169
Derivative financial instruments		22,051	29,613
Debt securities		6,835	5,405
Current tax recoverable		363	660
Deferred tax assets		3,118	2,741
Other assets	[1]	15,449	16,846
Total assets		886,525	871,269
Liabilities
Financial liabilities at fair value through profit or loss		23,123	22,646
Derivative financial instruments		18,060	27,313
Debt securities in issue		71,552	87,397
Other liabilities		19,947	20,347
Subordinated liabilities		13,108	14,261	17,130
Segment external liabilities		833,373	821,856
Equity
Share capital		7,102	7,084
Share premium account		18,479	17,863	17,751	17,719
Retained profits		10,241	4,584
Ordinary shareholders’ equity		47,011	43,278
Total equity		53,152	49,413	47,806	50,199
Total equity and liabilities		886,525	871,269
Parent company
Assets
Cash and cash equivalents		50	7	29	57
Financial assets at fair value through profit or loss		20,362	14,362
Derivative financial instruments		793	1,832
Amounts due from subsidiaries		0	27
Debt securities		2,033	0
Loans to subsidiaries		14,238	20,107
Current tax recoverable		28	16
Deferred tax assets		26	10
Investment in subsidiaries		49,142	49,903
Other assets		2	982
Total assets		86,674	87,246
Liabilities
Financial liabilities at fair value through profit or loss		9,748	8,635
Derivative financial instruments		414	803
Debt securities in issue		17,748	20,545
Other liabilities		261	1,899
Subordinated liabilities		8,105	7,760
Segment external liabilities		36,276	39,642
Equity
Share capital		7,102	7,084
Share premium account		18,479	17,863
Merger reserve		6,806	7,420
Capital redemption reserve		4,479	4,462
Retained profits		7,626	4,869
Ordinary shareholders’ equity		44,492	41,698
Other equity instruments		5,906	5,906
Total equity		50,398	47,604	£ 46,494	£ 45,125
Total equity and liabilities		£ 86,674	£ 87,246

[1]	See note 1 regarding changes to presentation.